Note 4 - Cash, Cash Equivalents and Restricted Cash - Cash, Cash Equivalents and Restricted Cash (Details) - USD ($) $ in Thousands	Dec. 31, 2018	Dec. 31, 2017
Cash and cash equivalents	$ 1,406	$ 1,025
Restricted cash	502	2,826
Cash, cash equivalents and restricted cash	$ 1,908	$ 3,851